Leases - Summary of supplemental disclosure of cash flow information related to leases (Q2) (Details) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
	May 16, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of Supplemental disclosure of cash flow information related to leases [Abstract]
Cash paid for amounts included in the measurement of operating lease liabilities (operating cash flows)		$ 2,177	$ 2,970	$ 5,998	$ 2,461
Cash paid for amounts included in the measurement of finance lease liabilities (operating cash flows)		1	5	7	20
Cash paid for amounts included in the measurement of finance lease liabilities (financing cash flows)		27	108	166	347
Operating lease liabilities arising from obtaining right-of-use assets		0		0	10,219
Finance lease liabilities arising from obtaining right-of-use assets		0		$ 0	$ 102
Reduction in operating lease liabilities as a result of lease modifications	$ 8,600	11,844
Reduction in operating right-of-use assets as a result of lease modifications		$ 11,852